Intangible Assets	6 Months Ended
Jun. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets
12. Intangible Assets
Intangible assets, net are as follows:

	December 31, 2023
	Intangible Assets, Gross	Accumulated Amortization	Intangible Assets, Net	Weighted-Average Useful Life (in years)
Software - in service	$3,486	$(1,902)	$1,584	3
FAA certificate	650	—	650	Indefinite
Total acquired intangible assets	$4,136	$(1,902)	$2,234

	December 31, 2022
	Intangible Assets, Gross	Accumulated Amortization	Intangible Assets, Net	Weighted-Average Useful Life (in years)
Software - in service	$2,680	$(898)	$1,782	3
FAA certificate	650	—	650	Indefinite
Total acquired intangible assets	$3,330	$(898)	$2,432
Amortization of intangible assets was $1,004 and $898 for the years ended December 31, 2023 and 2022, respectively. The Company did not record any impairment charges related to definite-lived intangible assets for the years ended December 31, 2023 and 2022.
The following is a schedule of estimated amortization expense for the following periods:

Fiscal Year	Amount
2024	$1,040
2025	383
2026	161
2027	—
2028	—
Thereafter	—
$1,584
13. Intangible Assets
Intangible assets, net are as follows:

	June 30, 2024
	Intangible Assets, Gross	Accumulated Amortization	Intangible Assets, Net	Weighted-Average Useful Life (in years)
Software - in service	$3,761	$(2,504)	$1,257	3
FAA certificate	650	—	650	Indefinite
Total acquired intangible assets	$4,411	$(2,504)	$1,907

	December 31, 2023
	Intangible Assets, Gross	Accumulated Amortization	Intangible Assets, Net	Weighted-Average Useful Life (in years)
Software - in service	$3,486	$(1,902)	$1,584	3
FAA certificate	650	—	650	Indefinite
Total acquired intangible assets	$4,136	$(1,902)	$2,234
Amortization of intangible assets was $308 and $602 for the three and six months ended June 30, 2024, respectively, and $240 and $511 for three and six months ended June 30, 2023, respectively. The Company did not record any impairment charges related to intangible assets for the three and six months ended June 30, 2024 and 2023.
The following is a schedule of estimated amortization expense for the following periods:

Fiscal Year	Amount
Remainder of 2024	$506
2025	474
2026	252
2027	25
2028	—
Thereafter	—
$1,257